October 2, 1998


VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


RE: New Providence Investment Trust (the "Trust"); (File Nos. 333-31359 and 811-08295) on behalf of the New Providence Capital Growth Fund (the "Fund").

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Ladies and Gentlemen,


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Fund does not differ from that contained in Post-Effective Amendment No. 1 (the "Amendment") to the Trust's Registration Statement on Form N-1A, which was filed electronically on September 29, 1998.


Yours truly,

/s/ C. Frank Watson, III
C. Frank Watson, III
Secretary, New Providence Investment Trust